AMCAP Fund®
Investment portfolio
May 31, 2024
unaudited

Common stocks 96.82% Information technology 28.74%	Shares	Value (000)
Microsoft Corp.	13,268,049	$5,507,965
Broadcom, Inc.	2,741,993	3,642,875
Apple, Inc.	11,563,813	2,223,143
NVIDIA Corp.	1,616,373	1,772,078
Salesforce, Inc.	7,395,900	1,733,895
Micron Technology, Inc.	10,061,902	1,257,738
Taiwan Semiconductor Manufacturing Co., Ltd.	41,066,983	1,036,510
ASML Holding NV	980,745	940,222
Palo Alto Networks, Inc.[1]	2,518,761	742,808
First Solar, Inc.[1]	2,177,294	591,701
Applied Materials, Inc.	2,407,231	517,747
ServiceNow, Inc.[1]	688,653	452,397
Shopify, Inc., Class A, subordinate voting shares[1]	6,282,204	371,592
Qorvo, Inc.[1]	3,691,253	363,182
EPAM Systems, Inc.[1]	1,970,239	350,565
NICE, Ltd. (ADR)[1,2]	1,643,170	301,637
Adobe, Inc.[1]	618,916	275,269
SAP SE	1,102,126	198,584
Texas Instruments, Inc.	863,796	168,449
Cognex Corp.	3,497,366	159,200
Accenture PLC, Class A	557,476	157,370
Elastic NV, non-registered shares[1]	1,367,875	142,327
Arista Networks, Inc.[1]	411,321	122,430
Fair Isaac Corp.[1]	90,177	116,322
Fabrinet, non-registered shares[1]	456,318	109,302
Intuit, Inc.	180,885	104,269
Autodesk, Inc.[1]	514,270	103,677
Atlassian Corp., Class A1	615,792	96,593
Constellation Software, Inc.	34,700	96,519
Snowflake, Inc., Class A1	700,193	95,352
HubSpot, Inc.[1]	150,807	92,151
Nutanix, Inc., Class A1	1,180,045	65,274
Datadog, Inc., Class A1	499,339	55,017
Dynatrace, Inc.[1]	499,999	22,865
Globant SA1	131,090	21,121
Aspen Technology, Inc.[1]	100,000	21,065
Stripe, Inc., Class B1,3,4	217,774	5,662
Trimble, Inc.[1]	99,200	5,524
		24,040,397
Industrials 14.82%
TransDigm Group, Inc.	1,975,212	2,653,164
Ingersoll-Rand, Inc.	10,505,210	977,510
Carrier Global Corp.	14,759,133	932,630
United Rentals, Inc.	1,105,949	740,333
Copart, Inc.[1]	13,689,857	726,384
AMCAP Fund — Page 1 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Uber Technologies, Inc.[1]	10,385,939	$670,516
General Electric Co.	3,747,148	618,804
XPO, Inc.[1]	5,280,248	564,881
RTX Corp.	4,914,641	529,847
Dayforce, Inc.[1,2,5]	9,494,204	469,583
Saia, Inc.[1]	1,134,912	464,724
Woodward, Inc.	2,399,899	447,581
GFL Environmental, Inc., subordinate voting shares	12,253,641	385,622
Airbus SE, non-registered shares	1,633,683	277,353
Safran SA	1,175,496	276,209
Howmet Aerospace, Inc.	3,078,194	260,569
Equifax, Inc.	1,113,225	257,589
Delta Air Lines, Inc.	4,745,142	242,097
Northrop Grumman Corp.	278,979	125,755
Armstrong World Industries, Inc.	1,048,881	121,460
ITT, Inc.	736,617	97,882
Caterpillar, Inc.	249,267	84,382
AZEK Co., Inc. (The), Class A1	1,722,012	82,588
Willscot Mobile Mini Holdings Corp., Class A1	1,806,076	71,214
Old Dominion Freight Line, Inc.	388,901	68,155
FTAI Aviation, Ltd.	741,817	62,550
MDA Space, Ltd.[1]	4,084,946	35,306
TransUnion	460,856	33,145
Veralto Corp.	317,188	31,268
Waste Management, Inc.	119,817	25,249
Core & Main, Inc., Class A1	402,374	23,161
APi Group Corp.[1]	484,478	17,267
Paylocity Holding Corp.[1]	116,632	16,582
		12,391,360
Health care 14.44%
Eli Lilly and Co.	2,573,425	2,111,083
Thermo Fisher Scientific, Inc.	2,292,797	1,302,263
UnitedHealth Group, Inc.	2,154,675	1,067,361
Abbott Laboratories	9,438,365	964,507
Vertex Pharmaceuticals, Inc.[1]	1,910,407	869,885
Danaher Corp.	2,753,238	707,031
Regeneron Pharmaceuticals, Inc.[1]	544,034	533,240
Insulet Corp.[1]	2,658,134	470,995
ICON PLC[1]	1,286,744	417,960
Alnylam Pharmaceuticals, Inc.[1]	2,555,409	379,299
AstraZeneca PLC	2,093,170	325,490
BioMarin Pharmaceutical, Inc.[1]	3,997,071	300,060
DexCom, Inc.[1]	2,400,209	285,073
Stryker Corp.	785,960	268,083
Haemonetics Corp.[1,5]	3,053,480	256,737
Mettler-Toledo International, Inc.[1]	162,858	228,667
Elevance Health, Inc.	376,762	202,879
Sarepta Therapeutics, Inc.[1]	1,540,079	199,995
IDEXX Laboratories, Inc.[1]	396,892	197,235
Zoetis, Inc., Class A	1,082,630	183,571
Molina Healthcare, Inc.[1]	574,063	180,589
IQVIA Holdings, Inc.[1]	624,440	136,809
GE HealthCare Technologies, Inc.	1,676,735	130,785
Veeva Systems, Inc., Class A1	723,201	126,018
AMCAP Fund — Page 2 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Intuitive Surgical, Inc.[1]	310,332	$124,791
NovoCure, Ltd.[1]	3,074,852	67,677
Centene Corp.[1]	449,347	32,169
agilon health, Inc.[1,2]	1,471,323	9,269
		12,079,521
Consumer discretionary 14.08%
Amazon.com, Inc.[1]	16,634,497	2,934,991
TopBuild Corp.[1,5]	2,140,484	894,615
Hilton Worldwide Holdings, Inc.	3,862,935	774,905
MercadoLibre, Inc.[1]	434,832	750,337
Burlington Stores, Inc.[1]	3,036,645	728,947
Floor & Decor Holdings, Inc., Class A1,5	5,672,273	662,862
Chipotle Mexican Grill, Inc.[1]	137,324	429,758
Flutter Entertainment PLC[1]	2,236,774	429,662
Galaxy Entertainment Group, Ltd.	86,205,000	415,010
Caesars Entertainment, Inc.[1,5]	11,578,972	411,748
Royal Caribbean Cruises, Ltd.[1]	2,657,476	392,456
Churchill Downs, Inc.	2,602,031	336,963
DoorDash, Inc., Class A1	3,018,915	332,413
NVR, Inc.[1]	39,910	306,538
Tesla, Inc.[1]	1,464,580	260,812
NIKE, Inc., Class B	2,730,746	259,557
YETI Holdings, Inc.[1,5]	5,619,592	228,942
adidas AG	823,608	207,117
Tractor Supply Co.	685,013	195,427
D.R. Horton, Inc.	1,049,860	155,169
Darden Restaurants, Inc.	856,242	128,770
LVMH Moët Hennessy-Louis Vuitton SE	149,894	120,454
Airbnb, Inc., Class A1	802,157	116,257
Williams-Sonoma, Inc.	328,000	96,176
Viking Holdings, Ltd.[1]	1,782,300	55,982
Evolution AB	488,281	52,614
Booking Holdings, Inc.	8,000	30,211
CAVA Group, Inc.[1]	230,000	21,286
Service Corp. International	239,333	17,151
Wyndham Hotels & Resorts, Inc.	199,740	14,134
Ollies Bargain Outlet Holdings, Inc.[1]	150,000	12,365
Moncler SpA	87,600	5,848
		11,779,477
Communication services 9.82%
Alphabet, Inc., Class A	14,562,880	2,512,097
Alphabet, Inc., Class C	9,216,518	1,603,305
Meta Platforms, Inc., Class A	5,227,879	2,440,531
Netflix, Inc.[1]	1,361,543	873,593
Take-Two Interactive Software, Inc.[1]	1,887,975	302,756
Charter Communications, Inc., Class A1	962,603	276,382
Electronic Arts, Inc.	909,494	120,853
Tencent Holdings, Ltd.	1,427,700	66,231
Universal Music Group NV	464,428	14,528
		8,210,276
AMCAP Fund — Page 3 of 9

unaudited
Common stocks (continued) Financials 7.89%	Shares	Value (000)
Mastercard, Inc., Class A	3,845,042	$1,719,003
Visa, Inc., Class A	1,552,060	422,874
MSCI, Inc.	716,232	354,664
BlackRock, Inc.	451,377	348,477
AIA Group, Ltd.	44,767,000	347,950
LPL Financial Holdings, Inc.	1,132,959	324,264
Apollo Asset Management, Inc.	2,621,433	304,506
PNC Financial Services Group, Inc.	1,842,071	289,924
RenaissanceRe Holdings, Ltd.	1,268,835	289,117
Progressive Corp.	1,337,373	282,426
Marsh & McLennan Companies, Inc.	1,240,079	257,416
Blackstone, Inc.	1,820,102	219,322
Affirm Holdings, Inc., Class A1	7,048,672	206,315
S&P Global, Inc.	446,289	190,793
Aon PLC, Class A	673,191	189,597
KKR & Co., Inc.	1,740,267	178,969
Blue Owl Capital, Inc., Class A	9,248,461	166,380
Morgan Stanley	1,616,059	158,115
Stifel Financial Corp.	1,695,073	137,216
Toast, Inc., Class A1	5,347,222	129,563
Houlihan Lokey, Inc., Class A	386,433	52,304
Arch Capital Group, Ltd.[1]	319,218	32,761
		6,601,956
Consumer staples 3.86%
Philip Morris International, Inc.	11,266,629	1,142,211
Monster Beverage Corp.[1]	8,208,482	426,184
Constellation Brands, Inc., Class A	1,442,731	361,015
Costco Wholesale Corp.	421,471	341,345
Celsius Holdings, Inc.[1]	4,045,023	323,521
Dollar Tree Stores, Inc.[1]	2,686,370	316,857
Dollar General Corp.	1,644,224	225,111
Estée Lauder Companies, Inc. (The), Class A	750,094	92,532
		3,228,776
Materials 1.99%
Linde PLC	1,634,630	711,914
Albemarle Corp.	2,461,783	301,790
ATI, Inc.[1]	3,430,036	210,398
Celanese Corp.	1,179,524	179,335
Sherwin-Williams Co.	495,033	150,391
Sika AG	349,220	105,837
		1,659,665
Energy 0.62%
EOG Resources, Inc.	2,561,602	319,047
ConocoPhillips	1,530,108	178,227
Schlumberger NV	527,558	24,210
		521,484
AMCAP Fund — Page 4 of 9

unaudited
Common stocks (continued) Real estate 0.53%	Shares	Value (000)
CoStar Group, Inc.[1]	2,611,412	$204,134
American Tower Corp. REIT	748,499	146,511
Equinix, Inc. REIT	122,610	93,549
		444,194
Utilities 0.03%
Constellation Energy Corp.	101,764	22,108
Total common stocks (cost: $45,857,125,000)		80,979,214
Preferred securities 0.03% Information technology 0.03%
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,3,4]	430,630	11,196
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3,4]	327,540	8,516
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3,4]	116,181	3,021
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	86,605	2,252
Total preferred securities (cost: $22,713,000)		24,985
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	34,745	— [6]
Total rights & warrants (cost: $0)		— [6]
Convertible stocks 0.10% Information technology 0.07%
Genesys Cloud Services Topco, LLC, Class P, convertible preferred shares[3,4]	52,280,000	30,845
Genesys Cloud Services Topco, LLC, Class P1, convertible preferred shares[3,4]	13,070,000	7,712
Genesys Cloud Services Topco, LLC, Class P2, convertible preferred shares[3,4]	13,070,000	7,711
Genesys Cloud Services Topco, LLC, Class P3, convertible preferred shares[3,4]	13,070,000	7,711
Genesys Cloud Services Topco, LLC, Class P4, convertible preferred shares[3,4]	13,070,000	7,711
Materials 0.03%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	449,000	24,727
Total convertible stocks (cost: $103,966,000)		86,417
Short-term securities 3.16% Money market investments 3.14%
Capital Group Central Cash Fund 5.36%[5,7]	26,260,301	2,626,555
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.36%[5,7,8]	46,525	4,654
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,8]	4,594,087	4,594
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.19%[7,8]	1,800,000	1,800
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.20%[7,8]	1,600,000	1,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[7,8]	1,600,000	1,600
AMCAP Fund — Page 5 of 9

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Fidelity Investments Money Market Government Portfolio, Class I 5.20%[7,8]	1,400,000	$1,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.22%[7,8]	1,400,000	1,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[7,8]	1,400,000	1,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.24%[7,8]	100,000	100
		18,548
Total short-term securities (cost: $2,644,575,000)		2,645,103
Total investment securities 100.11% (cost: $48,628,379,000)		83,735,719
Other assets less liabilities (0.11)%		(91,635)
Net assets 100.00%		$83,644,084
Investments in affiliates5

	Value at 3/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Common stocks 3.50%
Industrials 0.56%
Dayforce, Inc.[1,2]	$613,198	$42,377	$—	$—	$(185,992)	$469,583	$—
XPO, Inc.[1,9]	737,917	12,237	107,074	20,620	(98,819)	—	—
						469,583
Health care 0.31%
Haemonetics Corp.[1]	195,390	31,059	—	—	30,288	256,737	—
Consumer discretionary 2.63%
TopBuild Corp.[1]	868,971	9,225	16,638	6,919	26,138	894,615	—
Floor & Decor Holdings, Inc., Class A1	722,514	—	35,831	10,104	(33,925)	662,862	—
Caesars Entertainment, Inc.[1]	422,532	80,100	—	—	(90,884)	411,748	—
YETI Holdings, Inc.[1]	230,628	—	—	—	(1,686)	228,942	—
Burlington Stores, Inc.[1,9]	727,983	—	97,753	10,473	88,244	—	—
Churchill Downs, Inc.[9]	601,268	—	296,430	15,684	16,441	—	—
Helen of Troy, Ltd.[10]	167,988	—	140,158	(52,789)	24,959	—	—
						2,198,167
Total common stocks						2,924,487
Short-term securities 3.14%
Money market investments 3.14%
Capital Group Central Cash Fund 5.36%[7]	2,657,698	5,168,756	5,200,419	97	423	2,626,555	37,331
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.36%[7,8]	13,384		8,730 [11]			4,654	— [12]
Total short-term securities						2,631,209
Total 6.64%				$11,108	$(224,813)	$5,555,696	$37,331
AMCAP Fund — Page 6 of 9

unaudited
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Genesys Cloud Services Topco, LLC, Class P, convertible preferred shares[3]	11/26/2021	$42,151	$30,845	.03%
Genesys Cloud Services Topco, LLC, Class P1, convertible preferred shares[3]	11/26/2021	10,538	7,712.01
Genesys Cloud Services Topco, LLC, Class P2, convertible preferred shares[3]	11/26/2021	10,537	7,711.01
Genesys Cloud Services Topco, LLC, Class P3, convertible preferred shares[3]	11/26/2021	10,537	7,711.01
Genesys Cloud Services Topco, LLC, Class P4, convertible preferred shares[3]	11/26/2021	7,699	7,711.01
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,3]	9/29/2023	9,681	11,196.01
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3]	8/24/2023	7,055	8,516.01
Stripe, Inc., Class B1,3	5/6/2021-8/24/2023	8,431	5,662.01
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3]	8/24/2023	2,502	3,021.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	3,475	2,252	.00 [13]
Total		$112,606	$92,337	.11%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $99,446,000, which represented .12% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $92,337,000, which represented .11% of the net assets of the fund.

[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 5/31/2024.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Affiliated issuer during the reporting period but no longer an affiliate at 5/31/2024. Refer to the investment portfolio for the security value at 5/31/2024.
[10]	Affiliated issuer during the reporting period but no longer held at 5/31/2024.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
[13]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
AMCAP Fund — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2024 (dollars in thousands):
AMCAP Fund — Page 8 of 9

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$21,859,419	$2,175,316	$5,662	$24,040,397
Industrials	11,837,798	553,562	—	12,391,360
Health care	11,754,031	325,490	—	12,079,521
Consumer discretionary	10,978,434	801,043	—	11,779,477
Communication services	8,129,517	80,759	—	8,210,276
Financials	6,254,006	347,950	—	6,601,956
Consumer staples	3,228,776	—	—	3,228,776
Materials	1,553,828	105,837	—	1,659,665
Energy	521,484	—	—	521,484
Real estate	444,194	—	—	444,194
Utilities	22,108	—	—	22,108
Preferred securities	—	—	24,985	24,985
Rights & warrants	—	—	— *	— *
Convertible stocks	24,727	—	61,690	86,417
Short-term securities	2,645,103	—	—	2,645,103
Total	$79,253,425	$4,389,957	$92,337	$83,735,719
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-002-0724
AMCAP Fund — Page 9 of 9